Business Acquisition (Details)	Jan. 04, 2012 USD ($)	Jan. 04, 2012 GBP (£)	Jan. 04, 2012 Trademarks and Tradenames [Member] USD ($)	Jan. 04, 2012 Patents [Member] USD ($)	Jan. 04, 2012 Internally Developed Software [Member] USD ($)	Jan. 04, 2012 Other Net Assets [Member] USD ($)
Purchase price allocation to estimated fair value of the assets and liabilities assumed
Purchase Price Allocation, Gross	$ 664,054		$ 121,157	$ 180,183	$ 363,472	$ (758)
Negative Goodwill on acquisition	(66,394)
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 597,660	£ 384,768